UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1528

Bruce Fund, Inc.
(Exact name of registrant as specified in charter)

Bruce Fund, Inc.20 N. Wacker Drive, Suite 2414     Chicago, IL  60606
(Address of principal executive offices)                          (Zip code)

R. Jeffrey Bruce.
Bruce and Co.
20 N. Wacker Drive, Suite 2414
Chicago, IL  60606
(Name and address of agent for service)

Registrant's telephone number, including area code:   317-917-7000

Date of fiscal year end:    6/30

Date of reporting period:  09/30/10

Form N-Q is to be used by management investment companies, other than small business investmentcompanies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

BRUCE FUND, INC. SCHEDULE OF INVESTMENTS September 30, 2010 (Unaudited)
COMMON STOCKS - (33.12%)

No. of Shares		Issue	Cost	Fair Value
	Automotive/Transportation (4.08%)
122,900	(a)	AMERCO	$7,210,065	$9,768,092

	Business Services (0.60%)
130,000	(a)	Internet Capital Group, Inc.	1,016,211	1,433,900

	Chemicals (1.53%)
640,270	(a)	Omega Protein Corp.	2,994,558	3,675,150

	Consumer Products (0.13%)
207,957	(a)	Alanco Technologies, Inc.	3,609,525	307,776

	Electric Services (4.87%)
294,849	(a)	Calpine Corp.	3,720,342	3,670,870
20,000		Integrys Energy Group, Inc.	463,954	1,041,200
80,000		NextEra Energy, Inc.	3,972,688	4,351,200
50,000		Pepco Holdings, Inc.	554,830	930,000
50,000		Unisource Energy Corp.	1,476,415	1,671,500
			10,188,229	11,664,770

	Energy/Energy Services (1.57%)
50,000	(a)	ATP Oil & Gas Corp.	1,921,122	682,500
156,919	(a)	Double Eagle Petroleum Co.	3,182,328	690,444
80,000	(a)	Hercules Offshore, Inc.	2,461,778	212,000
382,168	(a)	SandRidge Energy, Inc.	709,600	2,170,714
			8,274,828	3,755,658

	Guided Missiles & Space Vehicles & Parts (0.54%)
1,070,073	(a)	Astrotech Corp.	3,406,771	1,305,489

	Health Services (5.11%)
597,347		America Service Group, Inc.	6,866,334	8,888,523
747,137	(a)	EDAP TMS S.A. (ADR)	5,421,680	1,860,371
182,300	(a)	Health Grades, Inc.	156,028	1,493,037
			12,444,042	12,241,931

	Industrial (0.45%)
67,987		US Ecology, Inc.	953,114	1,087,792

	Manufacturing (5.14%)
1,581,500		AirBoss of America Corp. (Canadian)	5,441,626	8,247,818
300,000		Titan International, Inc.	2,539,767	4,071,000
			7,981,393	12,318,818

	Mineral Exploration (2.41%)
5,825,100	(a)	Admiral Bay Resources, Inc.	4,153,315	56,615
280,000		Kinross Gold Corp.	2,749,745	5,261,200
199,270	(a)	Solitario Exploration & Royalty Corp. (Canadian)	347,555	456,328
			7,250,615	5,774,143

	Pharmaceutical/Drug Delivery (3.54%)
631,746	(a)	Durect Corp.	2,244,259	1,604,635
130,000	(a)	Elan Corp., plc (ADR)	851,573	747,500
50,000		Merck & Co., Inc.	2,130,680	1,840,500
250,000		Pfizer, Inc.	5,521,225	4,292,500
			10,747,737	8,485,135

	Property-Casualty Insurance (3.15%)
100,000		Allstate Corp. / The	2,944,125	3,155,000
211,502	(a)	GAINSCO, Inc.	5,685,629	1,840,067
45,000		RLI Corp.	2,225,358	2,547,900
			10,855,112	7,542,967

		Total Common Stocks	86,932,200	79,361,621

See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC. SCHEDULE OF INVESTMENTS September 30, 2010 (Unaudited)
CONVERTIBLE PREFERRED/PREFERRED STOCKS - (3.99%)

No. of Shares		Issue	Cost	Fair Value
	Convertible Preferred Stocks (3.13%)
10,000		AES Trust III, 6.75%	$331,030	$490,625
56,000	(c)	ATP Oil & Gas Preferred, 8.00%	4,305,280	3,976,000
29,200		SandRidge Energy, 8.50%	2,726,281	3,047,079
			7,362,591	7,513,704

	Preferred Stocks (0.86%)
80,000		AMERCO Series A, 8.50%	1,491,145	2,054,400

		Total Convertible Preferred/Preferred Stocks	8,853,736	9,568,104

BONDS - (54.64%)

Principal		Issue
	Corporate (16.42%)
	Consumer Discretionary (0.56%)
$1,500,000	(c)	Land O' Lakes Capital Trust I, 7.45% due 3-15-2028	973,737	1,353,750

	Energy (5.25%)
6,000,000	(c)	ATP Oil & Gas Corp., 11.875% due 5-1-2015	4,493,171	5,205,000
3,000,000		McMoRan Exploration Co., 11.875% due 11-15-2014	2,382,660	3,315,000
2,000,000	(c)	W & T Offshore, Inc., 8.25% due 6-15-2014	1,528,854	1,930,000
2,000,000		Whiting Petroleum Corp., 7.00% due 2-1-2014	1,512,452	2,120,000
			9,917,137	12,570,000

	Utilities (10.61%)
4,000,000		Constellation Energy Group, 7.60% due 4-1-2032	3,513,775	4,927,352
6,000,000		Energy XXI Gulf Coast, Inc., 10.00% due 6-15-2013	3,511,087	6,270,000
5,000,000		Mirant Americas Genr., Inc., 9.125% due 5-01-2031	3,716,029	4,762,500
1,000,000		ONEOK, Inc., 6.00% due 6-15-2035	740,552	1,037,636
7,300,000	(c)	XM Satellite Radio, Inc., 13.00% due 8-1-2013	3,167,959	8,431,500
			14,649,402	25,428,988

		Total Corporate Bonds	25,540,276	39,352,738

	Corporate Convertables (22.11%)
	Consumer Discretionary (0.16%)
2,700,000	(b)(e)	Midway Games, Inc., 6.00% due 9-30-2025	2,532,792	381,375

	Energy (3.74%)
3,000,000		BPZ Resources, Inc., 6.50% due 3-1-2015	2,949,962	2,707,500
6,600,000		Endeavor International Corp., 6.00% due 1-15-2012	6,436,798	6,261,750
			9,386,760	8,969,250

	Health Care (12.44%)
10,179,000	(e)	Antigenics, Inc., 5.25% due 2-1-2025	6,165,324	6,412,770
1,000,000	(e)	Cell Genesys, Inc., 3.125% due 11-1-2011	890,554	560,000
1,550,000	(e)	Cell Genesys, Inc., 3.125% due 5-1-2013	1,387,083	744,000
5,250,000	(c)(e)	Cell Therapeutics, Inc., 5.75% due 12-15-2011	5,045,132	3,990,000
14,887,000	(b)(e)	deCODE Genetics, Inc., 3.50% due 4-15-2011	8,638,613	223,305
2,000,000	(e)	EDAP TMS S.A., 9.00% due 10-30-2012	2,000,000	1,800,000
1,000,000		Human Genome Sciences, Inc., 2.25% due 10-15-2011	971,750	2,003,750
1,000,000		Intermune, Inc., 5.00% due 3-1-2015	858,524	1,041,250
3,000,000	(c)	Isis Pharmaceuticals, Inc., 2.625% due 2-15-2027	2,778,221	2,853,750
1,060,000		Isis Pharmaceuticals, Inc., 2.625% due 2-15-2027	1,052,581	1,008,325
9,675,000		Mankind Corp., 3.75% due 12-15-2013	6,451,837	6,530,625
1,762,892	(b)(e)	Oscient Pharmaceuticals, 12.50% due 1-15-2011	3,066,152	176,289
7,000,000	(b)(c)(e)	Vion Pharmaceuticals, Inc., 7.75% due 2-15-2012	5,888,910	280,000
1,920,000	(b)(e)	Vion Pharmaceuticals, Inc., 7.75% due 2-15-2012	755,994	76,800
2,000,000		Viropharma, Inc., 2.00% due 3-15-2017	1,611,890	2,097,500
			47,562,565	29,798,364

	Industrials (4.12%)
4,389,000	(c)	C&D Technologies, Inc., 5.25% due 11-1-2025	3,948,835	2,918,685
2,250,000		C&D Technologies, Inc., 5.25% due 11-1-2025	2,179,773	1,496,250
5,755,000		C&D Technologies, Inc., 5.50% due 11-15-2026	4,002,550	3,978,144
1,000,000	(c)	Titan International, Inc., 5.625% due 1-15-2017	990,376	1,480,000
			11,121,534	9,873,079

	Materials (0.81%)
3,000,000		Flotek Industries, Inc., 5.25% due 2-15-2028	806,336	1,942,500

	Utilities (0.84%)
2,000,000		Unisource Energy Corp., 4.50% due 3-1-2035	1,970,261	2,012,500

		Total Corporate Convertable Bonds	73,380,248	52,977,068

See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC. SCHEDULE OF INVESTMENTS September 30, 2010 (Unaudited)

BONDS - (54.64%) - continued

Principal		Issue	Cost	Fair Value
	U.S. Government (16.11%)
$30,000,000		U.S. Treasury "Strips," 0.00% due 8-15-2028	$12,228,735	$15,894,570
30,000,000		U.S. Treasury "Strips," 0.00% due 8-15-2029	12,274,619	15,167,070
20,000,000		U.S. Treasury "Strips," 0.00% due 2-15-2036	6,266,366	7,536,220
			30,769,720	38,597,860

	U.S. Municipal (0.00%)
1,000,000	(a)	Indianapolis Airport Authority, 6.50% due 11-15-2031	166,972	1,000

		Total Bonds	129,857,216	130,928,666

WARRANTS - (0.03%)

No. of Shares		Issue
168,000	(a)(e)	EDAP, Inc., expires 10-30-2013	-	63,000
		Total Warrants	-	63,000

RIGHTS - (0.01%)

200,000	(a)(e)(f)	Calpine Corp. Escrow Retirement Rights	-	20,000
		Total Rights	-	20,000

MONEY MARKET - (7.37%)

17,660,065	(d)	Fidelity Institutional Money Market Treasury Only - Class I, 0.01%	17,660,065	17,660,065
		Total Money Market	17,660,065	17,660,065

		Total Investments (99.16%)	$243,303,217	$237,601,456

		Other assets less liabilities (0.84%)		2,034,253

		TOTAL NET ASSETS (100.00%)		$239,624,419

(a) Non-cash income producing security.
(b) In default.
(c) Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
(d) Variable rate securities; the money market rate shown represents the rate at September 30, 2010.
(e) This security is currently valued according to the fair value procedures approved by the Board of Directors.
(f) This security has no expiration date, it will convert to common stock at a future date.

Tax Related
Gross unrealized appreciation	$44,165,755
Gross unrealized depreciation	(49,867,516)
Net unrealized depreciation	$(5,701,761)

Aggregate cost of securities for income tax purposes	$243,303,217

See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
Related Footnotes to the Schedule of Investments
September 30, 2010 – (Unaudited)

Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts (ADR’s), warrants, and rights, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

BRUCE FUND, INC.
Related Footnotes to the Schedule of Investments - continued
September 30, 2010 – (Unaudited)

Fixed income securities, including convertible preferred stocks, preferred stocks, U.S. government securities, municipal bonds, corporate bonds, and corporate convertible bonds, are valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The following is a summary of the inputs used to value the Fund’s assets as of September 30, 2010:
		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$76,753,750	$-	$-	$76,753,750

American Depositary Receipts*	2,607,871	-	-	2,607,871

Convertible Preferred Securities	-	5,592,104	-	5,592,104

Restricted Convertible Preferred Securities	-	3,976,000	-	3,976,000

U.S. Government Bonds	-	38,597,860	-	38,597,860
		-
Municipal Bonds	-	1,000	-	1,000
		-
Corporate Bonds	-	22,432,488	-	22,432,488
		-
Restricted Corporate Bonds	-	16,920,250	-	16,920,250

Corporate Convertible Bonds	-	31,080,094	10,374,539	41,454,633
		-
Restricted Corporate Convertible Bonds	-	7,252,435	4,270,000	11,522,435

Warrants	-	-	63,000	63,000

Rights	-	-	20,000	20,000

Money Market	17,660,065	-	-	17,660,065

Total	$97,021,686	$125,852,231	$14,727,539	$237,601,456

*Refer to the Schedule of Investments for industry classifications.

BRUCE FUND, INC.
Related Footnotes to the Schedule of Investments - continued
September 30, 2010 – (Unaudited)

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

•	Last sales price
•	Price given by pricing service
•	Last quoted bid & asked price
•	Third party bid & asked price
•	Indicated opening range

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of June 30, 2010	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchases (sales)	Transfers in and/or out of Level 3**	Balance as of September 30, 2010

Convertible Corporate Bonds	$8,403,385	$-	$(245,921)	$-	$2,217,075	$10,374,539

Restricted Convertible Corporate Bonds	5,580,000	-	(420,000)	-	(890,000)	4,270,000

Warrants	83,640	7,690	-	(28,330)		63,000

Rights	20,000	-	-	-	-	20,000

Total	$14,087,025	$7,690	$(665,921)	$(28,330)	$1,327,075	$14,727,539
** Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

The total change in unrealized appreciation (depreciation) included in the Statement of Changes in Net Assetsattributable to Level 3 investments still held at September 30, 2010 was $ 479,360.

Total Change in Unrealized Appreciation (Depreciation)

Convertible Corporate Bonds	$41,302

Restricted Convertible Corporate Bonds	438,058

Total	$479,360

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Bruce Fund, Inc.

By: /s/ Robert B. Bruce
       Robert B. Bruce, President

Date: 11/19/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert B. Bruce
      Robert B. Bruce, President

Date: 11/19/10

By:  /s/ R. Jeffrey Bruce
        R. Jeffery Bruce, Principal Accounting Officer

Date: 11/19/10